Investment Strategy - Polen 5Perspectives Growth Opportunities ETF	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund typically invests in a portfolio of common stocks of companies and, under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity securities of U.S. issuers that exhibit growth characteristics. This 80% policy to invest in U.S. issuers that exhibit growth characteristics may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. For purposes of the 80% policy, the Adviser defines U.S. issuers that exhibit growth characteristics as those companies that, at the time of purchase, are eligible for inclusion in the Russell 3000® Growth Index. This policy does not require the Fund to sell the security of a company if such company ceases to be eligible for inclusion in the Russell 3000® Growth Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s U.S. growth portfolio. As of January 31, 2026, the average weighted market capitalization of the issuers in the Russell 3000® Growth Index was $2.00 trillion.

The Adviser considers multiple factors to identify opportunities with attractive fundamental, thematic and/or technical traits. The Adviser believes earnings growth drives long-term stock performance and is influenced by changes in a company’s internal or external environment. The Adviser has identified the following key environmental conditions or “primary forces”: (i) competitive advantage, (ii) thematic forces, and (iii) cyclical business conditions.

The Adviser believes that changes in earnings power produced by competitive advantage, thematic forces, and cyclical business conditions are often not accurately captured in market prices. Thus, the Adviser believes that compelling investment opportunities are often closely associated with these identified primary forces. The Adviser believes that a portfolio of stocks positioned to benefit from one or more of these primary forces should outperform over time.

The Adviser aims to construct a portfolio of stocks with key competitive advantages and favorable business conditions. Portfolio construction focuses on industry and factor exposures and seeks to optimize the attractiveness of the overall portfolio against the risks involved in sector or factor exposures that are overweighted or underweighted relative to their benchmark. An “Attractiveness Score” reflects the Adviser’s evaluation of each investment opportunity across valuation, business model, thematic timeliness, management team, and technical behavior.

More specifically, the process evaluates all securities in the investable universe across 5 elements: valuation (an assessment of the price paid against estimates for future earnings), business model (profitability, competitive dynamics, etc.), thematic timeliness (relevance of a given secular or cyclical theme currently), management team (proven skill as operators/capital allocators), and technical behavior (market sentiment through the lens of price/volume). The team, using its collective experience and analytical judgement, scores each of these 5 elements on a 1-10 scale with 1 being the worst and 10 being the best. These elements are assigned different weights and are added together to produce an overall “Attractiveness Score”. Stocks with an Attractiveness Score above 20 are considered for inclusion in the portfolio subject to other portfolio construction considerations. In practice, given the weighting scheme, the upper end of the Attractiveness Score range tends to be less than 25. These Attractiveness Scores are constantly changing and have a direct link to position sizing. The Adviser seeks to allocate additional capital to stocks experiencing rising Attractiveness Scores and decrease the size of its position with respect to stocks with declining Attractiveness Scores.

Thematic timeliness means how relevant a theme is to current market behavior. Themes allow the team to understand if a given business is likely to experience headwinds or tailwinds given where they sit in the economy. Importantly, themes can be secular or cyclical and have more or less relevance at a given point in time. Thematic timeliness is a subjective judgment that the Adviser scores on to assess the relevance of the theme at that given moment in time. Technical behavior is simply an assessment of the market’s sentiment on a given stock through the lens of price and volume and typically refers to the price/chart of the stock, it is a factor that evaluates price and helps the Adviser with the timing of its investments.

The Fund may sell a security if in the Adviser’s view (i) a company’s financial results fall significantly off its projected growth path, either in terms of product sales or market development, (ii) the company loses a significant competitive advantage, or (iii) the Adviser’s assessment of a company’s Attractiveness Score changes; positions may be reduced or eliminated entirely. Each investment is purchased with an open-ended time horizon, but is expected to average between one and two years. Actual time horizons range from a few months to more than four years. However, the Adviser may sell its securities, regardless of the length of time that they have been held, and may adjust the size of its positions, if the Adviser determines that it would be in the Fund’s best interest to do so.